SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF VARIOUS CLASSES OF PROPERTY AND EQUIPMENT AND ESTIMATED USEFUL LIVES

The various classes of property and equipment and estimated useful lives are as follows:

Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Shorter of Useful Life of Remaining Term of Lease

SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL

The following table present our disaggregated revenues by distribution channel:

	December 31,
Sales	2024	2023
Direct to customer	$22,616	$36,875
Original equipment manufacture	27,612	27,517
License fee revenue	417	-
Total	$50,645	$64,392

SCHEDULE OF WARRANTY OBLIGATION
	December 31,
	2024	2023
Beginning warranty obligation	$307	$328
Provision of warranty expense	541	397
Settlement of warranty claims	(334)	(418)
Ending warranty obligation	$514	$307

SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED NET LOSS PER SHARE

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	December 31,
	2024	2023
Warrants	3,926,151	2,723,397
Restricted stock units	334,751	5,224
Options	168,809	262,720
Weighted average number of common shares-basic	4,429,711	2,991,341